LOANS HELD FOR INVESTMENT, NET (Recorded Investment, Credit Quality Indicator) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 11,109	$ 16,356
Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	959	956
Nonperforming [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 10,150	$ 15,400